Significant Accounting Policies and Recent Accounting Pronouncements:	12 Months Ended
Dec. 31, 2013
Accounting Policies
Significant Accounting Policies and Recent Accounting Pronouncements:
2. Significant Accounting Policies and Recent Accounting Pronouncements:
(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries, on the basis of the reorganization referred to in Note 1, assuming that Dynagas Partners and the predecessor companies were consolidated for all periods presented. All intercompany balances and transactions have been eliminated upon consolidation.
(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(c) Other Comprehensive Income: The Partnership follows the provisions of Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") 220, "Comprehensive Income" which requires separate presentation of certain transactions, which are recorded directly as components of equity. The Partnership has no such transactions which affect other comprehensive income and, accordingly, for the years ended December 31, 2013, 2012 and 2011 comprehensive income equals net income.
(d) Foreign Currency Translation: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Partnership's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars using the balance sheet date exchange rates. Resulting gains or losses are included in Other, net in the accompanying consolidated statements of income.
(e) Cash and Cash Equivalents: The Partnership considers highly liquid investments such as time deposits with an original maturity of three months or less to be cash equivalents.
(f) Restricted cash: Restricted cash comprises of minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Partnership's loan agreements.
(g) Trade Receivables, net: The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in disputes. Provision for doubtful accounts as of December 31, 2013 and 2012 was $63 and nil, respectively.
(h) Insurance Claims: The Partnership records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Partnership's vessels suffer insured damages or when crew medical expenses are incurred, when recovery is probable under the related insurance policies, the Partnership can make an estimate of the amount to be reimbursed following submission of the insurance claim and when the claim is not subject to litigation. No significant claims existed in 2013 and 2012.
(i) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon delivery (initial repairs, improvements and delivery expenses, interest expense and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for her intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (a vessel's residual value is estimated as 12% of the initial vessel cost, being approximate to a vessel's light weight multiplied by the then estimated scrap price per metric ton adjusted to reflect the premium from the value of stainless steel material and represents Management's best estimate of the current selling price assuming the vessels are already of age and condition expected at the end of its useful life). Management estimates the useful life of the Partnership's vessels to be 35 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
(j) Impairment of Long-Lived Assets: The Partnership follows ASC 360-10-40 "Impairment or Disposals of Long-Lived Assets", which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Partnership should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 "Fair value measurements and disclosures" based on management's estimates and assumptions and by making use of available market data and taking into consideration third party valuations and other market observable data that allow value to be determined. The Partnership reviews its long-lived assets for impairment whenever events or changes in circumstances, such as undiscounted projected operating cash flows, business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. The Partnership determines undiscounted projected net operating cash flows, for each vessel and compares it to the vessel's carrying value. In developing estimates of future cash flows, the Partnership must make assumptions about future charter rates, vessel operating expenses, fleet utilization, and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations. The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and the five-year historical average of charter rates for the unfixed days. Expected outflows for scheduled vessels' maintenance and vessel operating expenses are based on historical data, and adjusted annually assuming an average annual inflation rate prevailing at the time of test. An estimate is also applied to effective fleet utilization, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys) and vessels loss of hire from repositioning or other conditions. Estimates for the remaining estimated useful lives of the current fleet and scrap values are identical with those employed as part of the Partnership's depreciation policy. As of December 31, 2013, 2012 and 2011, the Partnership concluded that there were no events or changes in circumstances indicating that the carrying amount of its vessels may not be recoverable and accordingly no impairment loss was recorded these years.
(k) Accounting for Special Survey and Dry-Docking Costs: The Partnership follows the direct expense method of accounting for dry-docking and special survey costs where such are expensed in the period incurred. The vessels undergo dry-dock or special survey approximately every five years during the first fifteen years of their life and every two and a half years within their following useful life. Costs relating to routine repairs and maintenance are also expensed as incurred. All three vessels in the Partnership's fleet completed their initial scheduled special survey repairs in 2012.
(l) Financing Costs: Costs associated with new loans including fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or refinancing existing ones are recorded as deferred charges. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees are presented in the accompanied balance sheets as deferred charges. Unamortized fees relating to loans repaid or refinanced as debt extinguishments and loan commitment fees are expensed as interest and finance costs in the period incurred in the accompanying statements of income.
(m) Concentration of Credit Risk: Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.
During 2013 and 2012, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows:
Charterer	2013	2012
A	61%	58%
B	39%	16%
C	-	26%
	100%	100%

(n) Accounting for Revenues and Related Expenses: The Partnership generates its revenues from charterers for the chartering of its vessels. All vessels are chartered under time charters, where a contract is entered into for the use of a vessel for a specific period of time and at a specified daily charter hire rate. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of the time charter. Furthermore, revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average minimum lease revenue over the rental periods of such charter agreements, as service is performed with the residual or excess from actually collected hire based on the time charter agreement for each period being classified as deferred revenue in the accompanying consolidated balance sheets. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not yet been met as at the balance sheet date and accordingly is related to revenue earned after such date. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under the time charter arrangements or by the Company during periods of off-hire except for commissions, which are always paid for by the Company. All voyage expenses are expensed as incurred, except for commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Partnership's revenues are earned.
(o) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.
(p) Earnings Per Unit: The Partnership consists of common units, subordinated units, a general partner interest and incentive distribution rights. Our incentive distribution rights are a separate class of non-voting interests that are currently held by our general partner but, subject to certain restrictions, may be transferred or sold apart from general partner's interest. In this respect the Partnership calculates basic earnings per unit by allocating earnings to the general partner, limited partners and incentive distribution rights holder using the two-class method and by utilizing the contractual terms of the partnership agreement. Basic earnings per unit are computed by dividing net income available to each class of unitholders by the weighted average number of each class of units outstanding during the year. Diluted earnings per unit reflect the potential dilution that could occur if securities or other contracts to issue units were exercised, if any. The Partnership had no dilutive securities outstanding during the three-year period ended December 31, 2013.
(q) Segment Reporting: The Partnership has determined that it operates under one reportable segment relating to its operations as it operates solely LNG vessels. The Partnership reports financial information and evaluates its operations and operating results by type of vessel and not by the length or type of ship employment for its customers. The Partnership's management does not use discrete financial information to evaluate operating results for each type of charter. Although revenue can be identified according to these types of charters or for charters with different duration, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.
(r) Fair Value Measurements: The Partnership adopted ASC 820, "Fair Value Measurements and Disclosures", which defines, and provides guidance as to the measurement of fair value. This guidance creates a fair value hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable data that are not corroborated by market data (Level 3), for example, the reporting entity's own data. Observable market based inputs or unobservable inputs that are corroborated by market data are classified under Level 2 of the fair value hierarchy. Under the standard, fair value measurements would be separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles. Upon issuance of guidance on the fair value option in 2007, the Partnership elected not to report the then existing financial assets or liabilities at fair value that were not already reported as such.
(s) Commitments and Contingencies: Commitments are recognized when the Partnership has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.
(t) Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a Partnership's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance. ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement. The Partnership evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Partnership's evaluation did not result in an identification of variable interest entities as of December 31, 2013 and 2012.
(u) Accounting for Financial Instruments and Derivatives: The principal financial assets of the Partnership consist of cash and cash equivalents, restricted cash and trade receivables, net. The principal financial liabilities of the Partnership consist of trade payables, accrued liabilities, long-term debt, and interest-rate swaps. Derivative financial instruments are used to manage risk related to fluctuations of interest rates. ASC 815, Derivatives and Hedging, requires all derivative contracts to be recorded at fair value, as determined in accordance with ASC 820, Fair Value Measurements and Disclosures (Note 7). The changes in fair value of a derivative contract are recognized in earnings unless specific hedging criteria are met.
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Partnership wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives are recorded in Accumulated Other Comprehensive Income/(Loss) and subsequently recognized in earnings when the hedged items impact earnings.
None of the Company's derivative instruments matured in 2012 (Note 7) met those hedging criteria and, therefore, the changes in fair value were recognized as an increase or decrease in statements of income.
(v) Recent Accounting Pronouncements: There are no recent accounting pronouncements issued in 2013, whose adoption would have a material impact on the Partnership's consolidated financial statements in the current year or are expected to have a material impact in future years.